Net Loss Per Share	9 Months Ended
Jun. 30, 2024
Net Loss Per Share [Abstract]
Net Loss Per Share

Note 18 — Net Loss Per Share

The Company computes net loss per share of Class A and Class B Common Stock using the two-class method. Basic net loss per share is computed using the weighted-average number of shares outstanding during the period. Diluted net income loss per share is computed using the weighted-average number of shares and the effect of potentially dilutive securities outstanding during the period. Potentially dilutive securities consist of stock options, warrants, RSUs and other contingently issuable shares. The dilutive effect of outstanding stock options, warrants, RSUs and other contingently issuable shares is reflected in diluted earnings per share by application of the more dilutive of (a) the two-class method or (b) the if-converted method and treasury stock method, as applicable. The computation of the diluted net loss per share of Class A Common Stock assumes the conversion of Class B Common Stock, while the diluted net loss per share of Class B Common Stock does not assume the conversion of those shares.

In periods where the Company has a net loss, most potentially dilutive securities are not included in the computation as their impact is anti-dilutive; those potentially dilutive securities whose impact is dilutive are included in the computation. In periods where their effect is dilutive, the PIPE make-whole liability and the liability-classified warrants are included in the computation of diluted loss per share as if the underlying shares had been issued as of the later of the beginning of the fiscal period or the date of issuance of those securities. Inclusion of those securities under the if-converted method increases both the net loss for the period and the number of shares used in the per share computation and is dilutive to the Company’s net loss per share.

	Three months ended June 30,
	2024		2023
	Class A	Class B	Common Stock
Basic net loss per share:
Numerator:
Allocation of net loss	$(7,112)	$(567)	$(10,004)
Deemed dividend from warrant price adjustment	—	—	—
Net loss available to common stockholders	(7,112)	(567)	(10,004)
Denominator:
Weighted-average shares outstanding	28,297,162	2,254,901	15,335,373
Basic net loss per share	$(0.25)	$(0.25)	$(0.65)

Diluted net loss per share:
Numerator:
Net loss available to common stockholders	$(7,112)	$(567)	$(10,004)
Reallocation of net loss as a result of conversion of Class B to Class A Common Stock	(567)	—	—
Allocation of net loss	(7,679)	(567)	(10,004)

Denominator:
Number of shares used in basic earnings per share calculation	28,927,162	2,254,901	15,335,373
Conversion of Class B to Class A Common Stock	2,254,901	—	—
Number of shares used in per share computation	30,552,063	2,254,901	15,335,373
Diluted net loss per share	$(0.25)	$(0.25)	$(0.65)
	Nine months ended June 30,
	2024		2023
	Class A	Class B	Common Stock
Basic net loss per share:
Numerator:
Allocation of net loss	$(7,770)	$(727)	$(32,536)
Deemed dividend from warrant price adjustment	(604)	(57)	—
Net loss available to common stockholders	$(8,374)	$(784)	$(32,536)
Denominator:
Weighted-average shares outstanding	24,095,237	2,254,901	13,907,357
Basic net loss per share	$(0.35)	$(0.35)	$(2.34)

Diluted net loss per share:
Numerator:
Net loss available to common stockholders	$(8,374)	$(784)	$(32,536)
Change in fair value of liability-classified warrants	(366)	(34)	—
Reallocation of net loss as a result of conversion of Class B to Class A Common Stock	(818)	—	—
Reallocation of net loss	—	2	—
Allocation of net loss	$(9,558)	$(816)	$(32,536)

Denominator:
Number of shares used in basic earnings per share calculation	24,095,237	2,254,901	13,907,357
Shares issuable under liability-classified warrants	60,882		—
Conversion of Class B to Class A Common Stock	2,254,901	—	—
Number of shares used in per share computation	26,411,020	2,254,901	13,907,357
Diluted net loss per share	$(0.36)	$(0.36)	$(2.34)

For the purposes of applying the if converted method or treasury stock method for calculating diluted earnings per share, the Public Warrants, Private Warrants, RSUs and stock options result in anti-dilution. For the three months ended June 30, 2024, the liability-classified warrants also result in anti-dilution. Therefore, these securities are not included in the computation of diluted net loss per share. The Earnout Shares were not included for purposes of calculating the number of diluted shares outstanding because the number of dilutive shares is based on a conversion contingency associated with the VWAP of the Class A Common Stock which had not been met, and the contingency was not resolved, during the periods presented herein. The potential shares of Class A Common Stock that were excluded from the computation of diluted net income (loss) per share attributable to stockholders for the periods presented because including them would have an antidilutive effect were as follows:

	Nine months ended June 30,
	2024	2023
Public Warrants and Private Warrants	9,000,000	—
Earnout shares	3,500,000	—
PIPE make-whole shares	1,052,030	—
RSUs	4,444,192	314,241
Stock options	2,792,413	6,173,833
Convertible preferred stock (on an as-converted basis)	—	2,254,901
Common stock warrants	1,154,945	628,925
Convertible notes	—	186,128
	21,943,580	9,558,028